Accounts payable and accrued liabilities - Disclosure of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Supplier payables	$ 22,226	$ 10,570
Accrued liabilities	36,737	24,366
Royalties, mineral rights fees and withholding taxes	14,510	13,189
Current portion of long-term incentive plan liabilities	13,580	6,939
Total accounts payable and accrued liabilities	$ 87,053	$ 55,064